Restructuring Activities	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring Activities
NOTE 8. Restructuring Activities

The Company has undertaken various restructuring activities to achieve its strategic and financial objectives. Restructuring activities include, but are not limited to, plant closures, production relocation, administrative cost structure realignment and consolidation of available capacity and resources. The Company expects to finance restructuring programs through cash on hand, cash generated from operations, reimbursements pursuant to customer accommodation and support agreements or through cash available under its existing debt agreements, subject to the terms of applicable covenants. Restructuring costs are recorded as elements of a plan are finalized and the timing of activities and the amount of related costs are not likely to change. However, such costs are estimated based on information available at the time such charges are recorded. In general, management anticipates that restructuring activities will be completed within a time frame such that significant changes to the plan are not likely. Due to the inherent uncertainty involved in estimating restructuring expenses, actual amounts paid for such activities may differ from amounts initially estimated.

Including amounts associated with discontinued operations, the Company recorded restructuring expenses of $71 million, $41 million, and $79 million during the years ended December 31, 2014, 2013 and 2012, respectively. Significant restructuring programs are summarized below by product group.

Electronics
In connection with the Electronics Acquisition, the Company commenced a restructuring program designed to achieve cost savings through transaction synergies. The Company expects to incur up to $60 million of restructuring costs for this program. During the year ended December 31, 2014, the Company recorded $37 million of severance and termination benefits under this program associated with approximately 600 employees. The Company anticipates recording additional restructuring charges related to this program in future periods as underlying plans are finalized. Approximately $30 million remains accrued at December 31, 2014.

During 2011, the Company announced its intention to permanently cease production and to close the Cadiz Electronics facility located in Spain. In January 2012, the Company reached agreements with the local unions and Spanish government for the closure of the Cadiz Electronics facility. During the first quarter of 2012, and in connection with the agreements, the Company recorded one-time termination benefits, in excess of the statutory minimum requirement, of approximately $31 million and other exit costs of $5 million. The Company also transferred land, building and machinery to the local municipality in Spain for the benefit of employees resulting in a loss of $14 million, which was recorded in Other expense, net in the consolidated statements of operations. During the year ended December 31, 2012, the Company made $49 million of cash payments for employee severance and termination benefits and $5 million for other exit costs, primarily governmental registration of contributed assets. Additionally, the Company recovered approximately $23 million of these costs pursuant to the 2010 Global Settlement and Release Agreement with Ford, including $19 million during 2012 and $4 million during 2011. Amounts recovered have been recorded as deferred revenue on the Company's consolidated balance sheet and are being amortized on a straight-line basis over the remaining life of supply contracts with the customer, or approximately 5 years.

Corporate

During 2012, the Company announced a program designed to realign its corporate and administrative functions directly to their corresponding operational beneficiary and to reduce corporate administrative costs. During the year ended December 31, 2012, the Company recorded severance and termination benefit costs of $4 million associated with approximately 30 employees. During the year ended December 31, 2013, the Company recorded expenses and paid cash for additional severance and termination benefit costs under this program of $9 million associated with approximately 40 employees. During the year ended December 31, 2014, the Company paid cash to settle the remaining employee severance and termination benefits of $4 million.

Other

During 2014, the company announced the closure of a Climate facility located in Quilmes, Argentina. In connection with the closure, the Company recorded $13 million of restructuring expenses, primarily related to severance and termination benefits associated with approximately 270 employees. Approximately $1 million remains accrued at December 31, 2014. The Company also announced the closure of a Climate facility located in Port Elizabeth, South Africa. In connection with the closure, the Company recorded and paid $2 million of restructuring expenses, primarily related to severance and termination benefits associated with approximately 90 employees.

Additionally, during 2014, the Company recorded $6 million of employee severance and termination benefit costs associated with approximately 100 employees at two European Interior facilities located in Spain. The Company made cash payments of approximately $3 million related to employee severance and termination benefits and approximately $3 million was divested as a result of the Interiors Divestiture.

During 2013, the Company announced a plan to restructure the workforce and related processes at an Interiors operation in Brazil. The Company recorded employee severance and termination benefit costs of $8 million associated with approximately 255 employees. The Company made cash payments of approximately $4 million and $4 million, respectively, for related employee severance and termination benefits during the years ended December 31, 2013 and 2014. During 2014, the Company announced a plan to further reduce the workforce at an Interiors operation in Brazil and recorded $3 million for employee severance and termination benefits associated with approximately 50 employees. As of December 31, 2014, this amount remains accrued for this program.

During 2012, the Company announced a plan to restructure three European Interiors facilities located in France and recorded approximately $30 million for employee severance and termination benefits associated with approximately 230 employees. During the years ended December 31, 2013 and 2014, the Company recorded an additional $4 million and $5 million, respectively, of employee severance and termination benefit costs associated with this program and made cash payments of approximately $16 million and $18 million, respectively, for related employee severance and termination benefits. As of December 31, 2014, approximately $5 million remains accrued for this program.

During 2011, the Company commenced a program designed to commonize global business systems and processes across its Climate operations for the purpose of reducing costs. In connection with the reorganization of the Company's Climate operations in France, the Company recorded and paid cash to settle employee severance and termination benefits of $3 million, $14 million, and $4 million, respectively, for the years ended December 31, 2014, 2013, and 2012, associated with approximately 20 employees, 100 employees, and 45 employees, respectively. Additionally, during 2013, the Company recorded and paid cash to settle employee severance and termination benefits of $4 million at a facility in Argentina.

Restructuring costs associated with entities subject to the Interiors Divestiture and Climate Transaction have been classified within discontinued operations on the Consolidated Statements of Operations for the years ended December 31, 2014, 2013, and 2012, respectively.

Restructuring Reserves

Restructuring reserve balances of $39 million and $29 million at December 31, 2014 and 2013, respectively, including amounts associated with discontinued operations of $20 million for 2013, are classified as Other current liabilities and Other current liabilities held for sale on the Consolidated Balance Sheets. The Company anticipates that the activities associated with the restructuring reserve balance as of December 31, 2014 will be substantially completed by the end of 2015. The Company’s consolidated restructuring reserves and related activity are summarized below including amounts associated with discontinued operations.

	Electronics	Corporate	Other	Total
	(Dollars in Millions)
December 31, 2011	$19	$—	$7	$26
Expense	36	4	39	79
Utilization	(54)	(1)	(11)	(66)
December 31, 2012	$1	$3	$35	$39
Expense	—	9	32	41
Reversals	(1)	—	(1)	(2)
Utilization	—	(9)	(40)	(49)
December 31, 2013	$—	$3	$26	$29
Expense	37	1	33	71
Utilization	(6)	(4)	(46)	(56)
Business divestiture	—	—	(3)	(3)
Foreign currency	(1)	—	(1)	(2)
December 31, 2014	$30	$—	$9	$39

Given the economically-sensitive and highly competitive nature of the automotive industry, the Company continues to closely monitor current market factors and industry trends taking action as necessary, including but not limited to, additional restructuring actions. However, there can be no assurance that any such actions will be sufficient to fully offset the impact of adverse factors on the Company or its results of operations, financial position and cash flows.